LONG-TERM LOAN - Maturities of Long term debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
LONG-TERM LOAN
2026	$ 2,591,659
Total long-term loan	8,405,830
Less: Long-term portions	(5,814,171)	$ (3,442,526)
Long-term loan - current portion	2,591,659	867,772
Financial liabilities
LONG-TERM LOAN
2025	1,095,552
2026	1,942,021
2027	99,574
Total Financial liabilities payments	3,137,147
Less: Financial liabilities imputed interest	(175,717)
Total long-term loan	2,961,430	1,570,298
Less: Long-term portions	(928,171)	(702,526)
Long-term loan - current portion	2,033,259	867,772
Bank borrowings
LONG-TERM LOAN
2025	279,200
2026	698,000
2027	3,490,000
2028	977,200
Total long-term loan	5,444,400	$ 2,740,000
Less: Long-term portions	(4,886,000)
Long-term loan - current portion	$ 558,400